TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade accounts payable
Trade accounts payable	R$ 2,376,459	R$ 632,565
Klabin S.A.
Trade accounts payable
Payment Period	360 days
Pulp | Klabin S.A.
Trade accounts payable
Trade accounts payable	R$ 936,887
Domestic
Trade accounts payable
Related party (Companies of the Suzano group)	2,478	1,804
Trade accounts payable	1,288,774	558,041
Foreign
Trade accounts payable
Trade accounts payable	R$ 1,085,207	R$ 72,720